SUN JIN MOON
                                                      Vice President and Counsel
                                                                  (212) 314-2120
                                                             Fax: (212) 314-3953



                                                                    May 13, 2009

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


                        Re:   AXA Equitable Life Insurance Company
                              and its Separate Account 49
                              Form N-4 Registration Statement
                              File No. 333-64749 and 811-07659
                              CIK #0001015570


Commissioners:

AXA Equitable Life Insurance Company ("AXA Equitable") today has transmitted via EDGAR for filing, and effectiveness on May 13, 2009, pursuant to Rule 485(b) under the Securities Act of 1933 ("1933 Act"), Post-Effective Amendment No. 45 and Amendment No. 226 ("Amendment") to AXA Equitable's Form N-4 Registration Statement File Nos. 333-64749 and 811-07659 under the 1933 Act and the Investment Company Act of 1940, respectively, with respect to Separate Account 49 ("Separate Account") of AXA Equitable.

The Post-Effective Amendment relates to a new version of the Accumulator variable deferred annuity contract to be issued by AXA Equitable with variable investment options funded through AXA Equitable's Separate Account 49. Accumulator will be offered and sold through both AXA Equitable's wholesale distribution channel and its retail distribution channel. To this end, the principal underwriters of Separate Account 49, and the distributors of Accumulator are AXA Distributors, LLC and AXA Advisors, Inc., both of which are affiliates of AXA Equitable.

On February 6, 2009, we filed Post-Effective Amendment No. 40 under Rule 485(a) on Form N-4 describing the new Accumulator contract. On March 24, 2009, we received comments orally on this filing from Mr. Sonny Oh of the Securities and Exchange Commission's staff. We provided responses to some of these comments on April 24, 2009 and received follow-up comments on May 8, 2009. This Post-Effective Amendment under Rule 485(b) is being filed to respond to the remaining staff comments, comply with staff comments in the manner previously described to Mr. Oh and to make other non-material updating and editorial changes.

Also included in this filing are hypothetical illustrations, additional exhibits to the registration statement and financial information for both Separate Account 49 and AXA Equitable.

In connection with this Registration Statement, the Company hereby acknowledges that:

o The Company is responsible for the adequacy and accuracy of the disclosure in the Amendment and the Registration Statement;

o Comments by the staff of the Securities and Exchange Commission the "Commission") or changes to disclosure in response to staff comments on the Amendment do not foreclose the Commission from taking any action with respect to the Amendment or the Registration Statement;

o The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact the undersigned at (212) 314-2120 or, in my absence, Christopher
E. Palmer, of Goodman Proctor LLP at (202) 346-4253.


                                           Very truly yours,

                                           /s/ Sun Jin Moon
                                           ----------------
                                           Sun Jin Moon


cc: Christopher E. Palmer, Esq.
    Sonny Oh, Esq.